Derivative Financial Instruments Derivative Financial Instruments - Fair Value Derivatives Balance Sheet Location After Netting Arrangements Table (Details) (USD $)
In Millions, unless otherwise specified
	Aug. 29, 2013
Accounts Receivable [Member]
Derivatives, Fair Value [Line Items]
Gross amount	$ 2	[1]
Gross amounts offset in the statement of financial position	(1)	[1]
Net amounts presented in the statement of financial position	1	[1]
Other noncurrent assets [Member]
Derivatives, Fair Value [Line Items]
Gross amount	3	[2]
Gross amounts offset in the statement of financial position	0	[2]
Net amounts presented in the statement of financial position	3	[2]
Accounts Payable [Member]
Derivatives, Fair Value [Line Items]
Gross amount	(5)	[3]
Gross amounts offset in the statement of financial position	1	[3]
Net amounts presented in the statement of financial position	$ (4)	[3]

[1]	(1) Included in receivables - other.
[2]	(2) Included in other noncurrent assets.
[3]	(3) Included in accounts payable and accrued expenses - other.